Companies and businesses acquired and divested	6 Months Ended
Jun. 30, 2026
Companies and Businesses Acquired and Divested [Abstract]
Companies and businesses acquired and divested	18 Companies and businesses acquired and divested There were no significant acquisitions or divestments in 1H 2026.